Future Minimum Lease Payments Under Noncancelable Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Future Minimum Payments Under Non-Cancelable Operating Leases With Initial Terms Of One-Year Or More [Line Items]
2013	$ 5,352
2014	3,990
2015	2,968
2016	1,594
2017	1,486
Thereafter	8,019
Total future minimum lease payments	$ 23,409